Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	113 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000019088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	25.58%	12.61%			11.06%
C000019090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	31.22%	13.09%			10.89%
C000054712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188280
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	38.50%	8.39%			9.51%
C000019095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	44.88%	8.85%			9.34%
C000054715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	26.76%	7.93%			6.79%
C000019105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	32.45%	8.40%			6.63%
C000054721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000156659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000156661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000019088
Average Annual Return [Line Items]
Average Annual Return, Percent	33.24%	13.95%			11.72%
Without Sales Load [Member] | C000019090
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%	13.09%			10.89%
Without Sales Load [Member] | C000054712
Average Annual Return [Line Items]
Average Annual Return, Percent	33.55%	14.24%			11.98%
Without Sales Load [Member] | C000188280
Average Annual Return [Line Items]
Average Annual Return, Percent	33.64%	14.31%	13.55%
Without Sales Load [Member] | C000019092
Average Annual Return [Line Items]
Average Annual Return, Percent	33.59%	14.24%			12.01%
Without Sales Load [Member] | C000019091
Average Annual Return [Line Items]
Average Annual Return, Percent	32.94%	13.71%			11.50%
Without Sales Load [Member] | C000054713
Average Annual Return [Line Items]
Average Annual Return, Percent	32.77%	13.55%			11.33%
Without Sales Load [Member] | C000054714
Average Annual Return [Line Items]
Average Annual Return, Percent	32.87%	13.66%			11.45%
Without Sales Load [Member] | C000156653
Average Annual Return [Line Items]
Average Annual Return, Percent	33.21%	13.95%		12.76%
Without Sales Load [Member] | C000156654
Average Annual Return [Line Items]
Average Annual Return, Percent	33.54%	14.23%		13.04%
Without Sales Load [Member] | C000156655
Average Annual Return [Line Items]
Average Annual Return, Percent	33.66%	14.30%		13.13%
Without Sales Load [Member] | C000019093
Average Annual Return [Line Items]
Average Annual Return, Percent	46.97%	9.68%			10.16%
Without Sales Load [Member] | C000019095
Average Annual Return [Line Items]
Average Annual Return, Percent	45.88%	8.85%			9.34%
Without Sales Load [Member] | C000054715
Average Annual Return [Line Items]
Average Annual Return, Percent	47.17%	9.84%			10.33%
Without Sales Load [Member] | C000188282
Average Annual Return [Line Items]
Average Annual Return, Percent	47.46%	10.03%	12.42%
Without Sales Load [Member] | C000019097
Average Annual Return [Line Items]
Average Annual Return, Percent	47.34%	9.95%			10.44%
Without Sales Load [Member] | C000019096
Average Annual Return [Line Items]
Average Annual Return, Percent	46.69%	9.46%			9.94%
Without Sales Load [Member] | C000054716
Average Annual Return [Line Items]
Average Annual Return, Percent	46.43%	9.29%			9.78%
Without Sales Load [Member] | C000054717
Average Annual Return [Line Items]
Average Annual Return, Percent	46.63%	9.41%			9.89%
Without Sales Load [Member] | C000156656
Average Annual Return [Line Items]
Average Annual Return, Percent	47.02%	9.68%		9.86%
Without Sales Load [Member] | C000156657
Average Annual Return [Line Items]
Average Annual Return, Percent	47.43%	9.96%		10.14%
Without Sales Load [Member] | C000156658
Average Annual Return [Line Items]
Average Annual Return, Percent	47.48%	10.04%		10.23%
Without Sales Load [Member] | C000019103
Average Annual Return [Line Items]
Average Annual Return, Percent	34.47%	9.22%			7.43%
Without Sales Load [Member] | C000019105
Average Annual Return [Line Items]
Average Annual Return, Percent	33.45%	8.40%			6.63%
Without Sales Load [Member] | C000054721
Average Annual Return [Line Items]
Average Annual Return, Percent	34.69%	9.39%			7.59%
Without Sales Load [Member] | C000188284
Average Annual Return [Line Items]
Average Annual Return, Percent	34.88%	9.57%	7.59%
Without Sales Load [Member] | C000019107
Average Annual Return [Line Items]
Average Annual Return, Percent	34.82%	9.49%			7.70%
Without Sales Load [Member] | C000019106
Average Annual Return [Line Items]
Average Annual Return, Percent	34.22%	8.99%			7.22%
Without Sales Load [Member] | C000054722
Average Annual Return [Line Items]
Average Annual Return, Percent	34.02%	8.83%			7.06%
Without Sales Load [Member] | C000054723
Average Annual Return [Line Items]
Average Annual Return, Percent	34.16%	8.94%			7.17%
Without Sales Load [Member] | C000156659
Average Annual Return [Line Items]
Average Annual Return, Percent	34.53%	9.22%		7.28%
Without Sales Load [Member] | C000156660
Average Annual Return [Line Items]
Average Annual Return, Percent	34.82%	9.50%		7.55%
Without Sales Load [Member] | C000156661
Average Annual Return [Line Items]
Average Annual Return, Percent	34.89%	9.58%		7.63%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	15.01%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%	14.43%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%			12.22%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%		12.57%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%		12.57%
Lord Abbett Index: Russell Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Average Annual Return, Percent	40.07%	13.18%		12.57%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%	8.03%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%			8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%		8.51%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%		8.51%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	32.55%	9.93%		8.51%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%	11.65%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	15.01%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%			10.45%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%		10.83%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%		10.83%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: Russell Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	33.66%	12.05%		10.83%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	15.01%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%		14.11%